Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Amounts presented in this report may not sum due to rounding.

Amounts Based on Estimates and Assumptions
Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the financial statements. These estimates are based, in part, on management’s assumptions concerning future events. Among the more significant assumptions are those that relate to fair value measurements. These accounting estimates reflect the best judgment of management, but actual results could differ.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are generally reported at fair value, with the exception of fully benefit responsive investment contracts, which are reported at contract value. Investments traded on securities exchanges, including common and preferred stocks, are valued at the year-end closing market prices or, in the absence of a closing price, the last reported trade price at the financial statement date. The fair value of the Plan’s corporate debt instruments, U.S. Government and agency securities, municipal bonds and foreign bonds, is valued using a variety of observable market inputs, depending on the type of security being priced, and are obtained from pricing services engaged by Principal Bank for the years ended December 31, 2025 and 2024. The fair value of the Plan’s Stable Value Fund assets, described in Note 4 (Investments), is valued using pricing services engaged by Ameriprise Trust Company. See Note 3 (Fair Value Measurements) for a detailed discussion of the valuation techniques.
Purchases and sales of securities are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. As required by the Plan, all dividend and interest income is reinvested into the same investment option in which the dividends and interest income arose, provided that restrictions may apply to investments held under the SDA, and with the exception of the American Express Company Stock Fund, which is an investment option and an Employee Stock Ownership Plan (“ESOP”). The ESOP holds shares of American Express Company stock on behalf of participants. Dividends are automatically reinvested in the American Express Company Stock Fund, unless participants elect that the dividends paid with respect to their interest in the fund be distributed in cash.
The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation or depreciation in the fair value of its investments, which consists of the realized gains or losses and the unrealized appreciation or depreciation on those investments.

Distributions and Withdrawals	Distributions and Withdrawals Distributions and withdrawals are recorded when paid.
Subsequent Events
Subsequent Events
The Plan has evaluated subsequent events or transactions for potential recognition or disclosure through June 17, 2026, the date the financial statements were issued. The Plan determined that there are no subsequent events or transactions that require additional disclosure.

Fair Value	The Plan, in conjunction with the Company, monitors market conditions and evaluates the fair value hierarchy levels at least annually.The Plan’s policy is to recognize transfers between levels of the fair value hierarchy as of the end of the reporting period,